Run-Off Lines (Gross Reserves For Run-Off Lines) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	$ 75.3	$ 90.2
Total Run-off Lines	403.3	457.0
Reinsurance Assumed [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	62.2	76.1
Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	13.1	14.1
Risk Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	296.1	328.0
PXRE Run-Off Lines [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	24.5	31.1
Other Run-Off Lines [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	$ 7.4	$ 7.7